Borrowings (GE Capital Debt Exchange) (Details) - USD ($) $ in Millions		Mar. 31, 2016	Dec. 31, 2015
Borrowings [Line Items]
Short-term borrowings		$ 51,082	$ 49,860
Long-term borrowings		132,187	144,659
Borrowings From Debt Exchange
Borrowings [Line Items]
Short-term borrowings		16,335
Long-term borrowings		17,165
Short-term borrowings and long-term borrowings		33,500
Borrowings Assumed By GE
Borrowings [Line Items]
Short-term borrowings		17,268	17,642
Long-term borrowings		56,355	67,062
Short-term borrowings and long-term borrowings		73,623
Borrowings Guaranteed By GE
Borrowings [Line Items]
Short-term borrowings		27,744
Long-term borrowings		54,162
Short-term borrowings and long-term borrowings		81,906
GE
Borrowings [Line Items]
Short-term borrowings	[1],[2]	20,659	19,792
Long-term borrowings	[1],[2]	72,353	83,309
GE | Current Portion Of Long Term Borrowings [Member]
Borrowings [Line Items]
Short-term borrowings			17,770
GE | Current Portion Of Long Term Borrowings [Member] | Borrowings From Debt Exchange
Borrowings [Line Items]
Short-term borrowings		0
GE | Current Portion Of Long Term Borrowings [Member] | Borrowings Assumed By GE
Borrowings [Line Items]
Short-term borrowings		17,268
GE | Current Portion Of Long Term Borrowings [Member] | Borrowings Guaranteed By GE
Borrowings [Line Items]
Short-term borrowings		0
GE | Commercial Paper [Member]
Borrowings [Line Items]
Short-term borrowings			500
GE | Other Short Term Borrowing
Borrowings [Line Items]
Short-term borrowings			1,522
GE | Senior Unsecured Debt | Borrowings From Debt Exchange
Borrowings [Line Items]
Long-term borrowings		0
GE | Senior Unsecured Debt | Borrowings Assumed By GE
Borrowings [Line Items]
Long-term borrowings		50,719
GE | Senior Unsecured Debt | Borrowings Guaranteed By GE
Borrowings [Line Items]
Long-term borrowings		0
GE | Subordinated Notes | Borrowings From Debt Exchange
Borrowings [Line Items]
Long-term borrowings		0
GE | Subordinated Notes | Borrowings Assumed By GE
Borrowings [Line Items]
Long-term borrowings		2,902
GE | Subordinated Notes | Borrowings Guaranteed By GE
Borrowings [Line Items]
Long-term borrowings		0
GE | Subordinated Debentures | Borrowings From Debt Exchange
Borrowings [Line Items]
Long-term borrowings		0
GE | Subordinated Debentures | Borrowings Assumed By GE
Borrowings [Line Items]
Long-term borrowings		2,334
GE | Subordinated Debentures | Borrowings Guaranteed By GE
Borrowings [Line Items]
Long-term borrowings		0
GE | Other Long Term Borrowing [Member]
Borrowings [Line Items]
Long-term borrowings			1,298
GE | Other Long Term Borrowing [Member] | Borrowings From Debt Exchange
Borrowings [Line Items]
Long-term borrowings		0
GE | Other Long Term Borrowing [Member] | Borrowings Assumed By GE
Borrowings [Line Items]
Long-term borrowings		400
GE | Other Long Term Borrowing [Member] | Borrowings Guaranteed By GE
Borrowings [Line Items]
Long-term borrowings		0
GE Capital
Borrowings [Line Items]
Short-term borrowings	[2]	48,736	48,617
Long-term borrowings	[2]	116,257	128,478
GE Capital | Current Portion Of Long Term Borrowings [Member]
Borrowings [Line Items]
Short-term borrowings			24,969
GE Capital | Current Portion Of Long Term Borrowings [Member] | Borrowings From Debt Exchange
Borrowings [Line Items]
Short-term borrowings		15,566
GE Capital | Current Portion Of Long Term Borrowings [Member] | Borrowings Assumed By GE
Borrowings [Line Items]
Short-term borrowings		0
GE Capital | Current Portion Of Long Term Borrowings [Member] | Borrowings Guaranteed By GE
Borrowings [Line Items]
Short-term borrowings		24,972
GE Capital | Commercial Paper [Member] | Non US | Borrowings From Debt Exchange
Borrowings [Line Items]
Short-term borrowings		0
GE Capital | Commercial Paper [Member] | Non US | Borrowings Assumed By GE
Borrowings [Line Items]
Short-term borrowings		0
GE Capital | Commercial Paper [Member] | Non US | Borrowings Guaranteed By GE
Borrowings [Line Items]
Short-term borrowings		2,003
GE Capital | Other Short Term Borrowing
Borrowings [Line Items]
Short-term borrowings			1,005
GE Capital | Other Short Term Borrowing | Borrowings From Debt Exchange
Borrowings [Line Items]
Short-term borrowings		769
GE Capital | Other Short Term Borrowing | Borrowings Assumed By GE
Borrowings [Line Items]
Short-term borrowings		0
GE Capital | Other Short Term Borrowing | Borrowings Guaranteed By GE
Borrowings [Line Items]
Short-term borrowings		769
GE Capital | Senior Unsecured Debt | Borrowings From Debt Exchange
Borrowings [Line Items]
Long-term borrowings		17,165
GE Capital | Senior Unsecured Debt | Borrowings Assumed By GE
Borrowings [Line Items]
Long-term borrowings		0
GE Capital | Senior Unsecured Debt | Borrowings Guaranteed By GE
Borrowings [Line Items]
Long-term borrowings		54,162
GE Capital | Subordinated Notes
Borrowings [Line Items]
Long-term borrowings			251
GE Capital | Other Long Term Borrowing [Member]
Borrowings [Line Items]
Long-term borrowings			$ 2,058
GE Capital | Other Long Term Borrowing [Member] | Borrowings From Debt Exchange
Borrowings [Line Items]
Long-term borrowings		0
GE Capital | Other Long Term Borrowing [Member] | Borrowings Assumed By GE
Borrowings [Line Items]
Long-term borrowings		0
GE Capital | Other Long Term Borrowing [Member] | Borrowings Guaranteed By GE
Borrowings [Line Items]
Long-term borrowings		$ 0

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.
[2]	On December 2, 2015, senior unsecured notes and commercial paper was assumed by GE upon its merger with GE Capital resulting in an intercompany payable to GE. The short-term borrowings were $17,268 million and $17,642 million and the long-term borrowings were $56,355 million and $67,062 million at March 31, 2016 and December 31, 2015, respectively. See Note 9 for addition al information.